Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,620	$ 1,441	$ 545
Restricted cash, current portion		535	255
Restricted cash, net of current portion	2,417	3,200	3,404
Total cash and cash equivalents and restricted cash	$ 4,037	$ 5,176	$ 4,204